Commitments	12 Months Ended
Dec. 31, 2012
Commitments
Commitments

(14) Commitments

        The following is a schedule of future minimum payments for firm transportation agreements, drilling and compression facility obligations, and leases that have remaining lease terms in excess of one year as of December 31, 2012 (in millions).

	Firm transportation (a)	Gas processing, gathering and compression (b)	Drilling rigs and frac Services (c)	Office and equipment (d)	Total
Year ending December 31:
2013	$36	111	150	1	298
2014	93	107	98	3	301
2015	116	126	44	3	289
2016	116	131	—	3	250
2017	113	125	—	3	241
Thereafter	854	564	—	15	1,433

Total	$1,328	1,164	292	28	2,812

  (a) Firm Transportation

        The Company has entered into firm transportation agreements with various pipelines in order to facilitate the delivery of production to market. These contracts commit the Company to transport minimum daily natural gas volumes or ethane at a negotiated rate, or pay for any deficiencies at a specified reservation fee rate. The amounts in this table represent our minimum daily volumes at the reservation fee rate.

  (b) Gas Processing and Compression Service Commitments

        The Company has entered into various long-term gas processing agreements for certain of its production that will allow us to realize the value of our NGLs. The minimum payment obligations under the agreements are presented in the table.

        The Company has various compressor service agreements with third parties that provide for payments based on volumes compressed and have minimum payment obligations which are presented in the table.

  (c) Drilling Rig Service Commitments

        The Company has obligations under agreements with service providers to procure drilling rigs and compression and frac services. At December 31, 2012, the Company had contracts for the services of 13 rigs. The contracts expire at various dates from January 2013 through January 2016.

  (d) Office and Equipment Leases

        The Company leases various office space and equipment under operating lease arrangements. Rental expense under operating leases is included in general and administrative expenses and was $0.8 million, $1.0 million, and $1.1 million for the years ended December 31, 2010, 2011, and 2012, respectively.